LOSS PER SHARE	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
LOSS PER SHARE

LOSS PER SHARE

The basic loss per share was calculated using the net loss and the weighted average number of shares outstanding during the reporting periods. All share and per share data have been adjusted to reflect the forward stock split.